Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Equity Reserve	Treasury Shares	Number of Common Shares	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Balance, shares at Dec. 31, 2021				102,243,211
Balance, amount at Dec. 31, 2021	$ 78,507	$ 9,573	$ (97)	$ 129,953	$ (4,969)	$ (55,953)
Statement [Line Items]
Exercise of options, shares				48,000
Exercise of options, amount	31	(15)	0	$ 46	0	0
Common shares issued for acquisition of La Preciosa, shares				14,000,000
Common shares issued for acquisition of La Preciosa, amount	13,650	0	0	$ 13,650	0	0
Share-based payments	200	200	0	0	0	0
Net income for the period	646	0	0	0	0	646
Currency translation differences	357	0	0	0	357	0
Balance, amount at Mar. 31, 2022	93,391	9,758	(97)	$ 143,649	(4,612)	(55,307)
Balance, shares at Mar. 31, 2022				116,291,211
Balance, shares at Dec. 31, 2022				118,349,090
Balance, amount at Dec. 31, 2022	98,021	9,852	(97)	$ 145,515	(5,223)	(52,026)
Statement [Line Items]
Share-based payments	339	339	0	0	0	0
Net income for the period	(352)	0	0	0	0	(352)
Currency translation differences	(263)	0	0	$ 0	(263)	0
At the market issuances, shares				253,700
At the market issuances, amount	207	0	0	$ 207	0	0
Carrying value of RSUs exercised, shares				592,667
Carrying value of RSUs exercised, amount	0	(512)	0	$ 512	0	0
Issuance costs	(5)	0	0	(5)	0	0
Balance, amount at Mar. 31, 2023	$ 97,947	$ 9,679	$ (97)	$ 146,229	$ (5,486)	$ (52,378)
Balance, shares at Mar. 31, 2023				119,195,457